SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases
Finance Lease Remaining of 2025	¥ 4,766
Remaining of 2025	334,033
2025	8,473	¥ 6,134
2025	570,090	661,211
2026	7,996	4,639
2026	545,744	626,420
2027	6,513	4,162
2027	546,139	612,363
2028	4,431	2,679
2028	536,382	611,565
Thereafter		906
[custom:LesseeOperatingLeaseLiabilityPaymentsDueAfterYearFour-0]		2,378,608
Total lease payments	33,085	18,282
Total lease payments	4,910,996	5,481,483
Imputed interest	(1,107)	(515)
Imputed interest	(545,952)	(615,616)
Total lease liabilities	31,978	17,767
Total lease liabilities	4,365,044	4,865,867
Less: current portion	(9,114)	(6,083)	¥ (6,850)
Less: current portion	(538,167)	(558,529)	(533,464)
Non-current lease liabilities	22,864	11,684	13,268
Non-current lease liabilities	¥ 3,826,877	4,307,338	¥ 4,838,918
2029		597
2029		582,929
Thereafter		71
Thereafter		¥ 2,386,995